Share-Based Compensation And Other Related Information - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares
Disclosure of share-based payment arrangements [Abstract]
Share-based compensation | $	$ 2,957	$ 3,077
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement	149,163	91,945
Number of shares issued in lieu of directors fees (shares)	10,338	12,291
Directors' remuneration expense | $	$ 200	$ 200
Number of shares authorised (shares)	200,000,000
Par value per common share | $ / shares	$ 0
Restricted Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Granted (shares)	129,619	123,113
Vesting period	3 years	2 years
Stock Option [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	2 years